Mineral Properties and Exploration Expenses (Narrative) (Details) (BRL)	1 Months Ended		1 Months Ended			0 Months Ended				0 Months Ended				0 Months Ended
	Jun. 30, 2008	Sep. 13, 2006 DNPM Processes 850.684/06 [Member] Mineral Rights Granted [Member] ha	Nov. 30, 2006 DNPM Processes 850.782/05 [Member] Mineral Rights Granted [Member]	Sep. 28, 2009 DNPM Processes 850.782/05 [Member] Mineral Rights Granted [Member] ha	Sep. 27, 2009 DNPM Processes 850.782/05 [Member] Mineral Rights Granted [Member] ha	Aug. 20, 2010 DNPM Processes 850.782/05 [Member] Mineral Rights Granted [Member] New Exploration Permit [Member] ha	Jan. 19, 2006 DNPM Processes 850.012/06 [Member] Exploration Claims Submitted [Member] ha	Jan. 19, 2006 DNPM Processes 850.013/06 [Member] Exploration Claims Submitted [Member] ha	Mar. 07, 2006 DNPM Process 850.119/06 [Member] Exploration Claims Submitted [Member] ha	Sep. 15, 2006 DNPM Process 859.587/95 [Member] Mineral Rights Granted [Member] ha	Apr. 17, 2007 DNPM Processes 850.014/06, 850.581/06 and 850.256/07 [Member] Exploration Claims Submitted [Member] ha	Aug. 08, 2006 DNPM Processes 850.014/06, 850.581/06 and 850.256/07 [Member] Exploration Claims Submitted [Member] ha	Jan. 19, 2006 DNPM Processes 850.014/06, 850.581/06 and 850.256/07 [Member] Exploration Claims Submitted [Member] ha	Feb. 15, 2011 DNPM Processes 850.014/06, 850.581/06 and 850.256/07 [Member] Exploration Rights [Member] ha
Mineral Properties [Line Items]
Exploration permit covering area		4,914.18		5,651.98	6,756.00	6,656.20	1,128.08	750.55	1,068.72	5,000.00	4,036.00	4,276.03	421.45	4,273.03
Exploration permit granted period			3 years			3 years				3 years				3 years
Payment for acquisition of Tenements	120,000